Related Party Transactions and Balances (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Due from related parties	$ 57,550
HBS Investments LP (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	13,388
H Capital International LP (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	11,056
O2 Investments Limited as GP (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	6,181
SBD International LP (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	13,760
SD Holding Limited as GP (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	6,984
Gyan Investments Ltd (shareholder) [Member]
Statement Line Items [Line Items]
Due from related parties	$ 6,181